Quarterly Financial Data (Unaudited) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011	Jun. 30, 2012 10.50% Senior Notes Due March 2014 (2014 Notes) [Member]	Mar. 30, 2013 Weifang Operation [Member]	Sep. 29, 2012 Weifang Operation [Member]	Sep. 28, 2013 Weifang Operation [Member]	Mar. 30, 2013 Other Income/Expense [Member]	Sep. 28, 2013 Other Income/Expense [Member]
Quarterly Financial Data [Line Items]
Recognized currency translation adjustment gain								$ 19	$ 19
Loss on early extinguishment of debt	0	167	0	167
Asset Impairment Charges	$ 74	$ 34	$ 18		$ 56	$ 15	$ 56